JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File Nos. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed on Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 652 (Amendment No. 653 under the Investment Company Act of 1940, as amended) filed electronically on October 22, 2021.
Please contact Kiesha T. Astwood-Smith at 212-623-8476 if you have any questions.
Very truly yours,
/s/ Zachary Vonnegut-Gabovitch
Zachary Vonnegut-Gabovitch
Assistant Secretary

Appendix A
JPMorgan U.S. Equity Funds
JPMorgan Diversified Fund
JPMorgan Equity Focus Fund
JPMorgan Hedged Equity Fund
JPMorgan Mid Cap Equity Fund
JPMorgan Small Cap Blend Fund
JPMorgan Small Cap Equity Fund
JPMorgan Small Cap Sustainable Leaders Fund (formerly, JPMorgan Small Cap Core Fund)
JPMorgan U.S. Applied Data Science Value Fund (formerly, JPMorgan Intrepid Value Fund)
JPMorgan U.S. Equity Fund
JPMorgan U.S. GARP Equity Fund (formerly, JPMorgan Intrepid Growth Fund)
JPMorgan U.S. Large Cap Core Plus Fund
JPMorgan U.S. Research Enhanced Equity Fund
JPMorgan U.S. Small Company Fund
JPMorgan U.S. Sustainable Leaders Fund
JPMorgan U.S. Value Fund
JPMorgan Value Advantage Fund